FINANCIAL INSTRUMENTS - Disclosure of detailed information about classification of financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Amortized cost:
Cash and cash equivalents	$ 9,794	$ 9,717
Royalty and stream receivables	4,312	2,253
Other receivables	67	263
Fair value through profit or loss:
Marketable securities	260	305
Total financial assets	14,433	12,538
Amortized cost:
Trade and other payables	3,966	1,188
Loans payable	12,176	12,625
Acquisition payables	2,446	2,233
Fair value through profit or loss:
Derivative loan liabilities	0	68
Total financial liabilities	$ 18,588	$ 16,114